Net Loss per Share Attributable to Common Stockholders	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Net Loss per Share Attributable to Common Stockholders
Net Loss per Share Attributable to Common Stockholders

12. Net Loss Per Share Attributable to Common Stockholders

Basic net loss per share is calculated by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by adjusting the weighted-average common shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. For purposes of computing both basic and diluted net loss per share, pre-funded warrants are considered outstanding shares upon issuance because the underlying shares may be issued for nominal consideration and are exercisable immediately after the original issuance date. For the three and six months ended June 30, 2026, pre-funded warrants to purchase up to 1,240,823 shares of common stock in the aggregate were outstanding and included in the calculation of weighted average shares outstanding. Since the Company incurred net losses for the three and six months ended June 30, 2026 and 2025, common stock equivalents were excluded from the calculation of diluted net loss per share for such periods as their effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same.

The computation for basic and diluted loss per share were as follows (in thousands, except share and per share data):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Net loss (Numerator):
Net loss - basic and diluted	$(14,892)	$(26,808)	$(24,688)	$(37,784)
Shares (Denominator):
Weighted-average shares outstanding - basic and diluted	5,309,724	2,374,729	5,274,630	2,354,425
Loss per share - basic and diluted	$(2.80)	$(11.29)	$(4.68)	$(16.05)

The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders because including them would have had an anti-dilutive effect:

	June 30,
	2026	2025
Outstanding options to purchase common stock	1,015,018	855,087
Total	1,015,018	855,087

16. Net Loss per Share Attributable to Common Stockholders

Basic net loss per share is calculated by dividing net loss applicable to common stockholders by the weighted-average common shares outstanding during the period, without consideration for common stock equivalents. Diluted net loss per share is calculated by adjusting the weighted-average common shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. For purposes of computing both basic and diluted net loss per share, pre-funded warrants are considered outstanding shares upon issuance because the underlying shares may be issued for nominal consideration and are exercisable immediately after the original issuance date. Since the Company incurred net losses for the years ended December 31, 2025 and 2024, common stock equivalents were excluded from the calculation of diluted net loss per share for such periods as their effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti-dilutive effect:

	December 31,
	2025	2024
Outstanding options to purchase common stock	848,966	737,895
Total	848,966	737,895